Equity (Tables)	6 Months Ended
Jun. 30, 2019
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Earnings (Losses) Per Share
20.3.	Earnings per share

	Jan-Jun/2019			Jan-Jun/2018—Restated
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	3,354	2,527	5,881	2,818	2,121	4,939
Continuing operations	3,271	2,464	5,735	2,758	2,075	4,833
Discontinued operations	83	63	146	60	46	106
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,454,142	5,602,042,788	13,044,496,930
Basic and diluted earnings (losses) per share—in U.S. dollars	0.45	0.45	0.45	0.38	0.38	0.38
Continuing operations	0.44	0.44	0.44	0.37	0.37	0.37
Discontinued operations	0.01	0.01	0.01	0.01	0.01	0.01
Basic and diluted earnings (losses) per ADS equivalent—in U.S. dollars (*)	0.90	0.90	0.90	0.76	0.76	0.76
Continuing operations	0.88	0.88	0.88	0.74	0.74	0.74
Discontinued operations	0.02	0.02	0.02	0.02	0.02	0.02

(*)	Petrobras’ ADSs are equivalent to two shares.

	2Q-2019			2Q-2018—Restated
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	2,744	2,067	4,811	1,594	1,200	2,794
Continuing operations	2,713	2,043	4,756	1,564	1,178	2,742
Discontinued operations	31	24	55	30	22	52
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,454,142	5,602,042,788	13,044,496,930
Basic and diluted earnings (losses) per share—in U.S. dollars	0.37	0.37	0.37	0.22	0.22	0.22
Continuing operations	0.36	0.36	0.36	0.21	0.21	0.21
Discontinued operations	0.01	0.01	0.01	0.01	0.01	0.01
Basic and diluted earnings (losses) per ADS equivalent—in U.S. dollars(*)	0.74	0.74	0.74	0.44	0.44	0.44
Continuing operations	0.72	0.72	0.72	0.42	0.42	0.42
Discontinued operations	0.02	0.02	0.02	0.02	0.02	0.02